Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

At March 31, 2020 and December 31, 2019, inventory, including jackets. t-shirts, sweatshirts, hats and fabric, consisted of the following:

	March 31, 2020	December 31, 2019
Raw materials	$41,231	$41,231
Finished goods	114,682	115,135
Inventory	$155,913	$156,366

NOTE 5 – INVENTORY

At December 31, 2019 and 2018, inventory, including leather footwear finished goods, fabric, jackets. t-shirts and hats and fabric, consisted of the following:

	December 31, 2019	December 31, 2018
Raw materials	$41,231	$-
Finished goods	115,135	26,973
Inventory	$156,366	$26,973